Share-Based Compensation - Schedule of Restricted-Based Share Activity (Detail) - Restricted Stock Units - $ / shares			12 Months Ended
	Apr. 03, 2019	Sep. 17, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restricted Shares
Granted		500,000	800,000	1,000,000	4,000,000
Weighted Average Grant-Date Fair Value
Granted	$ 10.18	$ 11.63	$ 9.95	$ 11.63	$ 13.23
CNH Industrial EIP
Restricted Shares
Nonvested at beginning of year			3,364,447
Granted			832,105
Forfeited			(320,993)
Vested			(2,032,892)
Nonvested at end of year			1,842,667	3,364,447
Weighted Average Grant-Date Fair Value
Nonvested at beginning of year			$ 11.88
Granted			9.95
Forfeited			12.28
Vested			11.19
Nonvested at end of year			$ 11.69	$ 11.88